Sales Revenues - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Financial service revenues	¥ 4,437,827	¥ 3,447,195	¥ 2,786,679
Contract with customer liability reclassified to revenue	748,193	577,917
Insurance revenues [Member]
Statements [Line Items]
Unsatisfied performance obligations	463,707	433,218
Insurance revenues [Member] | Not later than one year [Member]
Statements [Line Items]
Unsatisfied performance obligations	135,282	125,303
Insurance revenues [Member] | Later than one year [member]
Statements [Line Items]
Unsatisfied performance obligations	328,425	307,914
Contracts with the customers [Member]
Statements [Line Items]
Financial service revenues	¥ 207,154	187,035	¥ 166,220
Bottom of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	3 months
Bottom of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	18 months
Top of range [Member] | Insurance revenues [Member]
Statements [Line Items]
Contract period	120 months
Top of range [Member] | Maintenance revenues [Member]
Statements [Line Items]
Contract period	84 months
Performance obligations related to contracts [Member]
Statements [Line Items]
Unsatisfied performance obligations	¥ 1,156,410	¥ 1,038,630